Investments in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Investments in equity method investees
Investments in equity method investees	¥ 3,136,784		¥ 2,002,043		$ 448,554
Impairment	(10,350)		(10,350)
Gain on disposal of equity method investee	259	$ 37	0	¥ 0
Equity income of subsidiaries and VIEs	293,919	$ 42,030	166,980	80,301
Equity method investment	0		0	¥ 0
Accumulated impairment loss, written off			96,624
Sichuan VipFubon Consumer Finance Co., Ltd ("VipFubon")
Investments in equity method investees
Investments in equity method investees	572,427		270,683
Additional capital contribution	¥ 250,500
Equity interest	50.00%				50.00%
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership
Investments in equity method investees
Investments in equity method investees	¥ 269,515		429,965
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investments in equity method investees
Investments in equity method investees	604,083		582,608
Guofu Life Insurance Co., Ltd
Investments in equity method investees
Investments in equity method investees	161,418		134,668
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investments in equity method investees
Investments in equity method investees	191,605		174,907
Lishui Huilian Ruitong Equity Investment Limited Partnership ("Lishui Huilian Ruitong")
Investments in equity method investees
Investments in equity method investees	646,064
Additional capital contribution	¥ 651,200
Equity interest	41.88%				41.88%
Others
Investments in equity method investees
Investments in equity method investees	¥ 702,022		¥ 419,562